Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Quarterly Data (Unaudited)
QUARTERLY DATA (UNAUDITED)

(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
2017
Revenue	$3,064	$3,015	$5,301	$5,799	$17,179
Gross profit (1)	687	539	952	858	3,036
Restructuring, impairment and other (2)	42	59	191	119	412
Merger and related costs	66	85	159	63	373
Net income (loss) attributable to Baker Hughes, a GE company	—	—	(134)	31	(103)
Basic earnings (loss) per Class A common share			(0.31)	0.07	(0.24)
Diluted earnings (loss) per Class A common share			(0.31)	0.07	(0.24)
Cash dividend per Class A common share			0.17	0.18	0.35
Common stock market prices:
High			37.91	36.86
Low			32.54	29.73

2016
Revenue	$3,361	$3,210	$3,073	$3,438	$13,082
Gross profit (1)	712	661	766	793	2,932
Restructuring, impairment and other (2)	147	228	77	64	516
Merger and related costs	5	3	2	23	33
Net income (loss) attributable to Baker Hughes, a GE company	—	—	—	—	—

(1)	Represents revenue less cost of sales and cost of services.

(2)
Restructuring, impairment and other costs associated with asset impairments, workforce reductions, facility closures and contract terminations recorded during 2017 and 2016. See "Note 20. Restructuring, Impairment and Other" for further discussion.